Commitments - Additional Information (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2019 USD ($) ft²	Dec. 31, 2019 USD ($) ft²	Dec. 31, 2018 USD ($)	Sep. 30, 2018 ft²
Operating Leased Assets [Line Items]
Rent expense, net of receipts under the terms of subleases		$ 500,000	$ 600,000
Park Road Lease Agreement [Member]
Operating Leased Assets [Line Items]
Square footage of office space (in square feet) | ft²	6,000
Annual base rent	$ 50,000
Operating lease term		2 years
Lease expiration date		Nov. 30, 2020
Office Space At 1633 Broadway, New York, NY [Member]
Operating Leased Assets [Line Items]
Square footage of office space (in square feet) | ft²				6,877
Annual base rent		$ 500,000
Letter of credit [Abstract]
Minimum letter of credit amount required to be maintained under lease agreement			$ 100,000
Expiration date of letter of credit		Feb. 28, 2021
Delcath's European Headquarters Lease Agreement [Member]
Operating Leased Assets [Line Items]
Square footage of office space (in square feet) | ft²		19,200
Annual base rent		$ 200,000
Operating lease term		10 years